Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Touchstone ETF Trust
Entity Central Index Key	0001919700
Document Period End Date	Jun. 30, 2024
C000236660 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Large Cap Focused ETF
Class Name	Touchstone US Large Cap Focused ETF
Trading Symbol	LCF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 36,176,584
Holdings Count | Holding	47
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$36,176,584
Total number of portfolio holdings	47
Portfolio turnover rate	4%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	28.5%
Communication Services	15.2%
Financials	14.3%
Health Care	12.9%
Industrials	7.6%
Consumer Discretionary	7.3%
Consumer Staples	3.3%
Energy	2.8%
Materials	2.4%
Real Estate	1.1%
Short-Term Investment Fund	4.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000236661 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Income ETF
Class Name	Touchstone Ultra Short Income ETF
Trading Symbol	TUSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 78,293,971
Holdings Count | Holding	117
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$78,293,971
Total number of portfolio holdings	117
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	49.7%
Commercial Mortgage-Backed Securities	20.5%
Corporate Bonds	19.2%
Commercial Paper	6.6%
Non-Agency Collateralized Mortgage Obligations	5.1%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.1)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	57.5%
AA/Aa	14.8%
A/A	8.2%
BBB/Baa	19.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000242915 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dynamic International ETF
Class Name	Touchstone Dynamic International ETF
Trading Symbol	TDI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 55,312,612
Holdings Count | Holding	107
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$55,312,612
Total number of portfolio holdings	107
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	23.1%
Information Technology	19.5%
Consumer Discretionary	15.3%
Industrials	11.9%
Health Care	8.5%
Communication Services	6.5%
Energy	3.9%
Materials	3.9%
Utilities	3.2%
Consumer Staples	1.7%
Real Estate	0.2%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	17.5%
China	7.4%
Taiwan	7.2%
Canada	7.2%
Switzerland	6.2%
Denmark	6.1%
United Kingdom	5.1%
Sweden	4.6%
Netherlands	4.6%
South Korea	3.8%
Italy	3.7%
Singapore	3.1%
Other Countries	19.6%
Preferred Stocks	1.6%
Short-Term Investment Fund	2.6%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%

C000236659 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Opportunities ETF
Class Name	Touchstone Strategic Income Opportunities ETF
Trading Symbol	SIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Strategic Income Opportunities ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income Opportunities ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 104,494,144
Holdings Count | Holding	166
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$104,494,144
Total number of portfolio holdings	166
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	39.4%
U.S. Treasury Obligations	28.7%
Asset-Backed Securities	9.6%
Commercial Mortgage-Backed Securities	9.0%
Non-Agency Collateralized Mortgage Obligations	4.1%
Common Stocks	3.2%
Sovereign Government Obligations	2.2%
Preferred Stocks	0.0%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(0.4)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	38.1%
AA/Aa	4.7%
A/A	8.4%
BBB/Baa	31.6%
BB/Ba	11.4%
B/B	4.0%
CCC	0.4%
CC	0.4%
Not Rated	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000241418 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Climate Transition ETF
Class Name	Touchstone Climate Transition ETF
Trading Symbol	HEAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 11,306,963
Holdings Count | Holding	53
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$11,306,963
Total number of portfolio holdings	53
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.0%
Industrials	24.9%
Consumer Discretionary	15.5%
Materials	13.1%
Utilities	12.8%
Communication Services	2.5%
Health Care	2.0%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	53.5%
United Kingdom	8.4%
China	6.4%
Germany	5.6%
Switzerland	3.9%
Japan	3.9%
Netherlands	3.7%
Taiwan	3.2%
Other Countries	9.2%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.1%
Total	100.0%

C000236658 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Select ETF
Class Name	Touchstone Dividend Select ETF
Trading Symbol	DVND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 33,334,787
Holdings Count | Holding	55
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$33,334,787
Total number of portfolio holdings	55
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	25.3%
Health Care	13.3%
Financials	12.8%
Industrials	9.0%
Consumer Staples	7.5%
Consumer Discretionary	7.5%
Communication Services	5.1%
Materials	4.6%
Energy	3.7%
Utilities	3.4%
Real Estate	3.3%
Short-Term Investment Fund	4.5%
Other Assets/Liabilities (Net)	(0.0)%
Total	100.0%

C000242914 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Securitized Income ETF
Class Name	Touchstone Securitized Income ETF
Trading Symbol	TSEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Additional Information Phone Number	1.833.368.7383
Additional Information Website	touchstoneinvestments.com/ETFs
Expenses [Text Block]	Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 74,942,101
Holdings Count | Holding	100
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$74,942,101
Total number of portfolio holdings	100
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	43.3%
Commercial Mortgage-Backed Securities	28.9%
Non-Agency Collateralized Mortgage Obligations	21.6%
U.S. Treasury Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.9%
Corporate Bonds	0.4%
Short-Term Investment Fund	9.4%
Other Assets/Liabilities (Net)	(5.5)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	35.7%
AA/Aa	20.5%
A/A	8.1%
BBB/Baa	30.3%
BB/Ba	2.0%
B/B	1.2%
CCC	0.3%
Not Rated	1.9%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.